Other Operational Loss	6 Months Ended
Jun. 30, 2012
Other Operational Loss (Abstract)
Other Operational Loss
10.           Other Operational Loss:

 On September 29, 2010 the Company agreed with a third party to sell a 45% interest in the future proceeds related to the settlement of certain of the commercial claims for $5,000. During the six month period ended June 30, 2011, the Company paid $4,050 to the third party relating to the settlement of one of the legal cases included in the above mentioned agreement. This amount is presented in "Other Operational Loss" in the accompanying unaudited interim condensed consolidated statement of operations. For the six month period ended June 30, 2012, no other operational loss existed.